As filed with the Securities and Exchange Commission on May 13, 2011
Securities Act File No. 33-79994
Investment Company Act File No. 811-08560

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 23	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 25	☑
GAMCO INTERNATIONAL GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center,
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Michael R. Rosella, Esq.
GAMCO International Growth Fund, Inc.	Paul, Hastings, Janofsky & Walker LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022-3205
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b); or

☑	on May 13, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on _________ pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on [____] pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GAMCO INTERNATIONAL GROWTH FUND, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of May, 2011.

GAMCO INTERNATIONAL GROWTH FUND, INC.
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	May 13, 2011

/s/ Bruce N. Alpert Bruce N. Alpert	President and Secretary (Principal Executive Officer)	May 13, 2011

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 13, 2011

Anthony J. Colavita* Anthony J. Colavita	Director	May 13, 2011

Werner J. Roeder* Werner J. Roeder	Director	May 13, 2011

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	May 13, 2011

Salvatore J. Zizza* Salvatore J. Zizza	Director	May 13, 2011

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase